Responsibilities and Commitments (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Operating Leases with Payments Scheduled	The following table shows the payment schedule for the Company’s operating leases at December 31, 2018:

Year
2019	5.4
2020	4.5
2021	4.0
2022	3.5
After 2022	14.7

Total	32.1

Summary of Other Provisions, Contingent Liabilities and Other Assets

The table below provides quantitative data on the financial guarantees provided by the Company to third parties. The maximum potential payments (off balance sheet exposure) represent the worst-case scenario and do not necessarily reflect the results expected by the Company. Estimated proceeds from performance guarantees and underlying assets represent the anticipated values of assets the Company could liquidate or receive from other parties to offset its payments under guarantees.

	12.31.2018	12.31.2017

Maximum financial guarantees	66.6	107.7
Maximum residual value guarantees	253.1	267.4
Mutually exclusive exposure (i)	(26.9)	(29.0)
Provisions and liabilities recorded	(137.0)	(126.0)

Off-balance sheet exposure	155.8	220.1

Estimated proceeds from financial guarantees and underlying assets	177.6	266.9

(i)

When an underlying asset is covered by mutually exclusive financial and residual value guarantees, the residual value guarantee may only be exercised if the financial guarantee has expired without having been exercised. On the other hand, if the financial guarantee is exercised, the residual value guarantee is automatically terminated.